Commitments (Details Textual) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
office buildings lease commitments [Member]
Disclosure of Commitments [Line Items]
Minimum finance lease payments payable	CAD 1.8	CAD 3.0
transportation commitments [Member]
Disclosure of Commitments [Line Items]
Minimum finance lease payments payable	CAD 384.9	CAD 180.2